Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and other current assets [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2013	2014
	US$	US$
Prepaid advertising fees	2,789	6,898
Prepaid rental	2,285	4,863
Rental and other deposits	929	2,211
Input VAT	1,106	2,090
Employee advances	519	3,785
Interest receivable	481	2,574
Prepayment for purchase of assets	404	282
Prepayment for office expenses	162	940
Others	435	488
Total	9,110	24,131